FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Fair Value Measurement of Warrants) (Details) - Level 3 of fair value hierarchy [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	$ 10,218	$ 658	$ 323
Issuances	0	5,669	4,969
Exercises	(10,295)	(1,251)
Changes in fair value through profit and loss	1,936	5,142	(4,634)
Balance as of December 31	$ 1,859	$ 10,218	$ 658